Financial risk management - Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	₩ 70,943	₩ 53,858
Recognized profit or loss from the financial instruments held as of December 31	289,004	563,393
Net gain on financial assets at FVTPL
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	259,966	112,040
Recognized profit or loss from the financial instruments held as of December 31	250,113	443,935
Net gain (loss) on financial liabilities designated at FVTPL
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(225,030)	(74,680)
Recognized profit or loss from the financial instruments held as of December 31	2,884	102,961
Net other operating income
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	36,007	16,498
Recognized profit or loss from the financial instruments held as of December 31	₩ 36,007	₩ 16,497